UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21636

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
     -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
     -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
     -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ----------------

                      Date of fiscal year end: DECEMBER 31
                                              -----------------
                    Date of reporting period: MARCH 31, 2008
                                              ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2008 (UNAUDITED)

    PRINCIPAL
      VALUE
     (LOCAL                                                                                STATED         VALUE
    CURRENCY)                              DESCRIPTION                          COUPON    MATURITY    (US DOLLARS)
----------------   ----------------------------------------------------------   ------   ----------   --------------
BONDS AND NOTES (b) - 138.6%

                   ARGENTINA - 5.4%
       2,300,000   Banco Hipotecario SA (USD) ...............................    9.75%    04/27/16    $    2,064,250
       6,530,088   Republic of Argentina (ARS) (c) ..........................    2.00%    01/03/10         4,143,854
       9,230,000   Republic of Argentina (USD) (c) ..........................    0.00%    12/15/35         1,112,215
      13,680,000   Republic of Argentina (USD) ..............................    7.00%    04/17/17         9,908,906
                                                                                                      --------------
                                                                                                          17,229,225
                                                                                                      --------------
                   AUSTRALIA - 5.4%
      11,000,000   Australian Government (AUD) ..............................    6.00%    02/15/17        10,024,753
       8,100,000   Queensland Treasury (AUD) ................................    6.00%    10/14/15         7,119,449
                                                                                                      --------------
                                                                                                          17,144,202
                                                                                                      --------------
                   BRAZIL - 9.2%
       5,750,000   Brazil Citigroup (BRL) ...................................   15.00%    07/02/10         3,547,521
      29,603,000   Electropaulo Metropolitan (BRL) ..........................   19.13%    06/28/10        18,810,820
       1,650,000   Independencia International Ltd. (USD) ...................    9.88%    01/31/17         1,542,750
       3,800,000   Isa Capital do Brasil SA (USD) ...........................    7.88%    01/30/12         3,933,000
       1,950,000   Nota do Tesouro Nacional (BRL) ...........................   10.00%    01/01/17           930,061
         540,000   Odebrecht Finance Ltd. (USD) .............................    7.50%    10/18/17           560,201
                                                                                                      --------------
                                                                                                          29,324,353
                                                                                                      --------------
                   CANADA - 14.6%
      12,500,000   Canadian Government (CAD) ................................   10.00%    06/01/08        12,335,842
       7,000,000   Canadian Government (CAD) ................................    5.25%    06/01/13         7,556,208
      10,000,000   Export Development Canada (NZD) ..........................    8.13%    11/30/10         7,897,389
      15,000,000   Province of Manitoba (NZD) ...............................    6.38%    09/01/15        11,024,393
      10,965,000   Province of Ontario (NZD) ................................    6.25%    06/16/15         7,976,849
                                                                                                      --------------
                                                                                                          46,790,681
                                                                                                      --------------
                   CHINA - 2.7%
       2,450,000   Agile Property Holdings Ltd. (USD) .......................    9.00%    09/22/13         1,887,921
       5,800,000   Parkson Retail Group Ltd. (USD) ..........................    7.88%    11/14/11         5,713,000
       1,230,000   Parkson Retail Group Ltd. (USD) ..........................    7.13%    05/30/12         1,162,350
                                                                                                      --------------
                                                                                                           8,763,271
                                                                                                      --------------
                   COLOMBIA - 6.0%
       1,500,000   EEB International Ltd. (USD) .............................    8.75%    10/31/14         1,557,975
  11,613,000,000   Republic of Colombia (COP) ...............................   11.75%    03/01/10         6,478,488
      10,440,000   Republic of Colombia (USD) ...............................    7.38%    09/18/37        11,182,806
                                                                                                      --------------
                                                                                                          19,219,269
                                                                                                      --------------
                   DOMINICAN REPUBLIC - 4.8%
       4,550,000   Cerveceria Nacional Dominica (USD) (c) ...................   16.00%    03/27/12         4,709,250
       9,940,000   Dominican Republic (USD) .................................    8.63%    04/20/27        10,735,200
                                                                                                      --------------
                                                                                                          15,444,450
                                                                                                      --------------
                   ECUADOR - 2.8%
       7,190,000   Republic of Ecuador (USD) ................................    9.38%    12/15/15         7,315,825
       1,550,000   Republic of Ecuador (USD) ................................   10.00%    08/15/30         1,507,375
                                                                                                      --------------
                                                                                                           8,823,200
                                                                                                      --------------


              See Notes to Quarterly Portfolio of Investments             Page 1

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

    PRINCIPAL
      VALUE
     (LOCAL                                                                                STATED         VALUE
    CURRENCY)                              DESCRIPTION                          COUPON    MATURITY    (US DOLLARS)
----------------   ----------------------------------------------------------   ------   ----------   --------------
BONDS AND NOTES (b) - (CONTINUED)

                   EGYPT - 4.8%
      44,500,000   Arab Republic of Egypt (EGP) .............................    8.75%    07/18/12    $    8,351,535
       6,620,000   Egypt Government Bond (EGP) ..............................    9.10%    07/12/10         1,287,426
       4,285,000   Egypt Government Bond (EGP) ..............................    9.35%    08/16/10           814,645
      12,360,000   Egypt Government Bond (EGP) ..............................    9.10%    09/20/12         2,322,680
      15,000,000   Egypt Treasury Bill (EGP) ................................    0.00%    03/31/09         2,548,410
                                                                                                      --------------
                                                                                                          15,324,696
                                                                                                      --------------
                   EL SALVADOR - 1.2%
       1,640,000   Republic of El Salvador (USD) ............................    8.25%    04/10/32         1,861,400
       1,970,000   Republic of El Salvador (USD) ............................    7.65%    06/15/35         2,098,050
                                                                                                      --------------
                                                                                                           3,959,450
                                                                                                      --------------
                   FINLAND - 3.1%
       4,581,000   Republic of Finland (GBP) ................................    9.38%    02/03/10         9,878,685
                                                                                                      --------------
                   GABON - 1.9%
       5,670,000   Gabonese Republic (USD) ..................................    8.20%    12/12/17         5,975,046
                                                                                                      --------------
                   GERMANY - 1.2%
       3,650,000   KfW International Finance (CAD) ..........................    4.95%    10/14/14         3,808,567
                                                                                                      --------------
                   GHANA - 1.7%
       5,240,000   Republic of Ghana (USD) ..................................    8.50%    10/04/17         5,527,493
                                                                                                      --------------
                   INDIA - 3.0%
     380,300,000   JPMorgan Chase Bank NA,
                       Credit Linked Note (INR) .............................    8.07%    01/15/17         9,531,198
                                                                                                      --------------
                   INDONESIA - 4.3%
         760,000   BLT Finance BV (USD) .....................................    7.50%    05/15/14           485,796
  16,100,000,000   Indonesian Government (IDR) ..............................   11.00%    12/15/12         1,787,612
   2,550,000,000   Indonesian Government (IDR) ..............................   12.50%    03/15/13           298,048
   7,170,000,000   Indonesian Recapitalization Bond (IDR) ...................   13.40%    02/15/11           846,456
  18,100,000,000   Indonesian Recapitalization Bond (IDR) ...................   13.45%    08/15/11         2,155,994
         970,000   Majapahit Holding BV (USD) ...............................    7.75%    10/17/16           954,228
       4,260,000   Majapahit Holding BV (USD) ...............................    7.25%    06/28/17         4,054,459
       3,080,000   Republic of Indonesia (USD) ..............................    6.88%    01/17/18         3,245,242
                                                                                                      --------------
                                                                                                          13,827,835
                                                                                                      --------------
                   MEXICO - 6.2%
         620,000   Desarrolladora Homex SA (USD) ............................    7.50%    09/28/15           618,450
     109,850,000   Mexican Fixed Rate Bonds (MXN) ...........................    9.00%    12/20/12        10,997,644
      66,300,000   Mexican Fixed Rate Bonds (MXN) ...........................    8.00%    12/07/23         6,498,088
         850,000   Mexico Government International Bond (GBP) ...............   16.50%    09/01/08         1,755,264
                                                                                                      --------------
                                                                                                          19,869,446
                                                                                                      --------------


Page 2              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

    PRINCIPAL
      VALUE
     (LOCAL                                                                                STATED         VALUE
    CURRENCY)                              DESCRIPTION                          COUPON    MATURITY    (US DOLLARS)
----------------   ----------------------------------------------------------   ------   ----------   --------------
BONDS AND NOTES (b) - (CONTINUED)

                   MULTINATIONAL - 19.6%
      17,600,000   Asian Development Bank (AUD) .............................    5.50%    02/15/16    $   14,666,216
       8,540,000   Council of Europe (AUD) ..................................    5.50%    08/15/08         7,732,833
      18,800,000   European Investment Bank (NZD) ...........................    6.50%    09/10/14        13,997,622
      11,000,000   European Investment Bank (TRY) ...........................   18.50%    03/20/09         8,381,286
      12,000,000   International Bank for Reconstruction & Development
                      (NZD) .................................................    6.38%    07/15/09         9,220,760
       5,000,000   Nordic Investment Bank (AUD) .............................    5.38%    01/18/11         4,364,426
       2,240,000   Nordic Investment Bank (GBP) .............................    5.75%    11/06/08         4,461,893
                                                                                                      --------------
                                                                                                          62,825,036
                                                                                                      --------------
                   NIGERIA - 3.0%
       7,500,000   GTB Finance BV (USD) .....................................    8.50%    01/29/12         7,125,000
     299,500,000   KfW International Finance (NGN) ..........................    8.50%    01/18/11         2,525,993
                                                                                                      --------------
                                                                                                           9,650,993
                                                                                                      --------------
                   NORWAY - 5.2%
       4,500,000   Kommunalbanken AS (GBP) ..................................    4.75%    01/28/10         8,932,662
      10,000,000   Kommunalbanken AS (NZD) ..................................    8.00%    10/19/10         7,873,489
                                                                                                      --------------
                                                                                                          16,806,151
                                                                                                      --------------
                   PAKISTAN - 2.1%
       1,040,000   Islamic Republic of Pakistan (USD) .......................    6.75%    02/19/09         1,025,478
       6,800,000   Islamic Republic of Pakistan (USD) .......................    6.88%    06/01/17         5,797,000
                                                                                                      --------------
                                                                                                           6,822,478
                                                                                                      --------------
                   PANAMA - 1.4%
       3,400,000   Republic of Panama (USD) .................................    8.88%    09/30/27         4,337,550
                                                                                                      --------------
                   PERU - 2.8%
      13,900,000   Peru Bono Soberano (PEN) .................................    7.84%    08/12/20         5,544,415
       8,600,000   Peru Bono Soberano (PEN) .................................    8.20%    08/12/26         3,571,489
                                                                                                      --------------
                                                                                                           9,115,904
                                                                                                      --------------
                   PHILIPPINES - 1.0%
       2,675,000   Republic of Philippines (USD) ............................    8.25%    01/15/14         3,067,851
                                                                                                      --------------
                   RUSSIA - 4.4%
       3,030,000   Evraz Group SA (USD) .....................................    8.25%    11/10/15         2,976,975
      56,400,000   GPB Eurobond Finance PLC (RUB) ...........................    7.25%    02/22/10         2,355,224
     139,937,064   Red Arrow International Leasing PLC (RUB) ................    8.38%    06/30/12         5,973,561
       3,230,000   RS Finance (RSB) (USD). ..................................    7.50%    10/07/10         2,954,158
                                                                                                      --------------
                                                                                                          14,259,918
                                                                                                      --------------
                   SOUTH AFRICA - 1.6%
      41,930,000   Republic of South Africa Government Bond (ZAR) ...........   10.00%    02/28/09         5,145,571
                                                                                                      --------------


              See Notes to Quarterly Portfolio of Investments             Page 3

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

    PRINCIPAL
      VALUE
     (LOCAL                                                                                STATED          VALUE
    CURRENCY)                              DESCRIPTION                          COUPON    MATURITY     (US DOLLARS)
----------------   ----------------------------------------------------------   ------   ----------   --------------
BONDS AND NOTES (b) - (CONTINUED)

                   SPAIN - 3.1%
      11,500,000   Instituto de Credito Oficial (AUD) .......................    5.50%    10/11/12    $    9,859,564
                                                                                                      --------------
                   TURKEY - 1.6%
       3,020,000   Turkey Government Bond (TRY) .............................   14.00%    01/19/11         2,042,774
       4,520,000   Turkey Government Bond (TRY) .............................   16.00%    03/07/12         3,161,329
                                                                                                      --------------
                                                                                                           5,204,103
                                                                                                      --------------
                   UKRAINE - 5.7%
       7,300,000   Alfa Bank Ukraine (USD) ..................................    9.75%    12/22/09         7,369,204
       4,700,000   EX-IM Bank of Ukraine (USD) ..............................    7.65%    09/07/11         4,704,188
      16,000,000   JSCB Ukrsotsbank, Credit Linked Note (USD) ...............   12.00%    10/15/12         3,266,979
       3,000,000   UBS AG Jersey Branch (USD) ...............................    9.13%    06/21/10         2,955,000
                                                                                                      --------------
                                                                                                          18,295,371
                                                                                                      --------------
                   UNITED KINGDOM - 1.1%
       1,500,000   United Kingdom CNVR (GBP) ................................    9.00%    07/12/11         3,438,616
                                                                                                      --------------
                   URUGUAY - 3.5%
     138,620,000   Republic Orient Uruguay (UYU) ............................    5.00%    09/14/18         7,401,014
      78,000,000   Republic Orient Uruguay (UYU) ............................    4.25%    04/05/27         3,813,759
                                                                                                      --------------
                                                                                                          11,214,773
                                                                                                      --------------
                   VENEZUELA - 4.2%
       8,460,000   Petroleos de Venezuela SA (USD) ..........................    5.25%    04/12/17         5,570,910
         823,000   Republic of Venezuela (USD) ..............................   10.75%    09/19/13           851,352
       3,622,000   Republic of Venezuela (USD) ..............................    8.50%    10/08/14         3,402,326
       4,520,000   Republic of Venezuela (USD) ..............................    5.75%    02/26/16         3,570,800
                                                                                                      --------------
                                                                                                          13,395,388
                                                                                                      --------------
                   TOTAL INVESTMENTS - 138.6% ....................................................       443,880,334
                   (Cost $416,464,780) (d)
                   LOAN OUTSTANDING - (45.7)% ....................................................      (146,450,493)
                   NET OTHER ASSETS AND LIABILITIES - 7.1% .......................................        22,759,990
                                                                                                      --------------
                   NET ASSETS - 100.0% ...........................................................    $  320,189,831
                                                                                                      ==============

----------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

      (c) Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2008.

      (d) Aggregate cost for federal income tax and financial reporting purposes.


Page 4              See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

RSB   Russian Standard Bank

      CURRENCY

ARS   Argentine Peso
AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
EGP   Egyptian Pound
GBP   British Pound Sterling
IDR   Indonesian Rupiah
INR   Indian Rupee
MYR   Malaysian Ringgit
MXN   Mexican Peso
NGN   Nigerian Naira
NZD   New Zealand Dollar
PEN   Peruvian New Sol
RUB   Russian Ruble
SGD   Singapore Dollar
TRY   Turkish Lira
TWD   Taiwan Dollar
USD   United States Dollar
UYU   Uruguayan Peso
ZAR   South African Rand


             See Notes to Quarterly Portfolio of Investments              Page 5

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2008 (UNAUDITED)

              FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                         CONTRACTS TO RECEIVE
---------------------------------------------------------------------
                                                                             NET            NET
                                                                         UNREALIZED     UNREALIZED
                                                              IN        APPRECIATION   DEPRECIATION
EXPIRATION            LOCAL               VALUE IN         EXCHANGE     OF CONTRACTS   OF CONTRACTS
   DATE           CURRENCY (a)             U.S. $         FOR U.S. $       U.S. $         U.S. $
----------   ----------------------   ---------------   -------------   ------------   ------------
04/17/08     COP      1,360,589,000   $       740,517   $     727,588   $     12,929   $         --
04/17/08     INR        359,207,000         8,938,008       9,041,203             --       (103,195)
04/17/08     MXN         16,299,000         1,527,995       1,517,421         10,574             --
04/17/08     MYR         34,184,000        10,685,522      10,438,819        246,703             --
04/17/08     SGD         32,111,590        23,348,504      22,600,630        747,874             --
04/17/08     TRY         10,904,000         8,120,469       8,733,680             --       (613,211)
04/17/08     TWD        474,000,000        15,669,119      15,000,000        669,119             --
                                                                        ------------   ------------
                                                                        $  1,687,199   $   (716,406)
                                                                        ------------   ------------

              FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                         CONTRACTS TO DELIVER
---------------------------------------------------------------------
                                                                             NET            NET
                                                                         UNREALIZED     UNREALIZED
                                                              IN        APPRECIATION   DEPRECIATION
EXPIRATION            LOCAL               VALUE IN         EXCHANGE     OF CONTRACTS   OF CONTRACTS
   DATE           CURRENCY (a)             U.S. $         FOR U.S. $       U.S. $         U.S. $
----------   ----------------------   ---------------   -------------   ------------   ------------
04/17/08     BRL         28,732,000   $    16,320,029   $  15,765,882   $         --   $   (554,147)
04/17/08     CAD         22,778,000        22,184,926      22,179,163             --         (5,763)
04/17/08     COP     12,386,641,000         6,741,579       6,193,321             --       (548,258)
04/17/08     GBP         15,132,324        29,995,628      29,475,444             --       (520,184)
04/17/08     INR        386,308,000         9,612,352       9,734,359        122,007             --
04/17/08     MXN         30,330,000         2,843,370       2,744,497             --        (98,873)
04/17/08     NZD         44,451,000        34,842,245      33,580,508             --     (1,261,737)
04/17/08     RUB        190,404,000         8,091,925       7,702,583             --       (389,342)
04/17/08     TRY         24,277,000        18,079,661      19,527,831      1,448,170             --
04/17/08     ZAR         38,702,000         4,751,301       5,286,797        535,496             --
                                                                        ------------   ------------
                                                                        $  2,105,673   $ (3,378,304)
                                                                        ------------   ------------
Unrealized Appreciation (Depreciation) ..............................   $  3,792,872   $ (4,094,710)
                                                                        ============   ============
Net Unrealized Appreciation (Depreciation) ..........................                  $   (301,838)
                                                                                       ============

(a)   Please see page 5 for currency descriptions.


             See Notes to Quarterly Portfolio of Investments              Page 6

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO COMPONENTS (a)
MARCH 31, 2008 (UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       PORTFOLIO COMPONENTS - BY INDUSTRY

Foreign Government Bonds                                                   53.3%
Supranational Bank                                                         14.1%
Commercial Banks                                                            6.5%
Regional Authority                                                          5.9%
Electric Utilities                                                          5.4%
Diversified Financial Services                                              4.2%
Special Purpose Banks                                                       3.1%
Multiline Retail                                                            1.5%
Oil, Gas & Consumable Fuels                                                 1.3%
Beverages                                                                   1.1%
Import/Export Bank                                                          1.0%
Metals & Mining                                                             0.7%
Capital Markets                                                             0.7%
Thrifts & Mortgage Finance                                                  0.5%
Real Estate Management & Development                                        0.4%
Household Durables                                                          0.1%
Construction & Chemicals                                                    0.1%
Transportation                                                              0.1%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.


             See Notes to Quarterly Portfolio of Investments              Page 7

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO COMPONENTS (a) (b) - (CONTINUED)
MARCH 31, 2008 (UNAUDITED)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                        PORTFOLIO COMPONENTS - BY COUNTRY

Multinational                                                             14.2%
Canada                                                                    10.5%
Brazil                                                                     6.6%
Mexico                                                                     4.5%
Colombia                                                                   4.3%
Ukraine                                                                    4.1%
Argentina                                                                  3.9%
Australia                                                                  3.9%
Norway                                                                     3.8%
Dominican Republic                                                         3.5%
Egypt                                                                      3.5%
Russia                                                                     3.2%
Indonesia                                                                  3.1%
Venezuela                                                                  3.0%
Uruguay                                                                    2.5%
Finland                                                                    2.2%
Spain                                                                      2.2%
Nigeria                                                                    2.2%
India                                                                      2.1%
Peru                                                                       2.1%
Ecuador                                                                    2.0%
China                                                                      2.0%
Pakistan                                                                   1.5%
Gabon                                                                      1.3%
Ghana                                                                      1.2%
Turkey                                                                     1.2%
South Africa                                                               1.2%
Panama                                                                     1.0%
El Salvador                                                                0.9%
Germany                                                                    0.8%
United Kingdom                                                             0.8%
Philippines                                                                0.7%

(a) Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.

(b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.


Page 8           See Notes to Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           MARCH 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of January 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of March 31, 2008 is as follows:

VALUATION INPUTS                                                        INVESTMENTS IN SECURITIES   OTHER FINANCIAL INSTRUMENTS (a)
---------------------------------------------------------------------   -------------------------   -------------------------------
Level 1 - Quoted Prices- Investments ................................         $           --                  $  (301,838)
Level 2 - Other Significant Observable Inputs .......................            443,880,334                           --
Level 3 - Significant Unobservable Inputs ...........................                     --                           --
                                                                              --------------                  -----------
TOTAL ...............................................................         $  443,880,334                  $  (301,838)
                                                                              --------------                  -----------

(a) Other financial instruments are forward foreign currency contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the contracts.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           MARCH 31, 2008 (UNAUDITED)

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At March 31, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in Net Other Assets and Liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $34,479,172 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,063,618.

Page 10
ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date  MAY 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board,
                         President and Chief Executive Officer
                         (principal executive officer)

Date  MAY 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller,
                         Chief Financial Officer and Chief Accounting Officer principal financial officer)

Date  MAY 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.